Intangible assets - Breakdown of goodwill by region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill	£ 5,116	£ 1,844
Lebanon, Argentina, Brazil, and Turkey CGUs
Goodwill
Impairment losses	22	0
North America
Goodwill
Goodwill	4,527	1,414
North America | Terminix CGU
Goodwill
Goodwill	2,878	0
North America | US Pest Control
Goodwill
Goodwill	1,555	1,100
Europe
Goodwill
Goodwill	241	109
UK & Sub Saharan Africa
Goodwill
Goodwill	66	66
Asia & MENAT
Goodwill
Goodwill	196	178
Pacific
Goodwill
Goodwill	£ 86	£ 77